Non-Controlling Interest in Consolidated Subsidiaries - Summary of Changes in FEMSA's Non-Controlling Interest (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Balance at beginning of the year	$ 74,266
Capitalization of issued shares to former owners of Vonpar in Coca-Cola FEMSA	4,082
Contribution from non-controlling interest	272			$ 892	$ 250
Balance at end of the year	86,621	$ 4,411		74,266
Non-controlling interest [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Balance at beginning of the year	74,266			60,332	59,649
Net income of non controlling interest	(5,202)			6,035	5,593
Other comprehensive income (loss):	7,240			9,463	(2,999)
Exchange differences on translation of foreign operation	7,349			9,238	(3,110)
Remeasurements of the net defined benefits liability	30			(63)	75
Valuation of the effective portion of derivative financial instruments	(139)			288	36
Capitalization of issued shares to former owners of Vonpar in Coca-Cola FEMSA	2,867
Other acquisitions and remeasurments	(50)			1,710	1,133
Contribution from non-controlling interest	272			892	250
Equity instruments				(485)
Dividends	(3,622)			(3,690)	(3,351)
Share based payment	50			9	57
Balance at end of the year	$ 86,621			$ 74,266	$ 60,332

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3